Fair Values - Schedule of Financial Instruments Measured at Fair Value (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Assets	$ 20,593,625,497	$ 21,142,164,324
Liabilities	16,527,246,046	17,320,427,795
Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Assets	3,840,129,088	2,278,587,547
Other Financial Assets
Disclosure of fair value measurement of assets [line items]
Assets	259,641,701	285,354,838
Financial Assets Pledged as Collateral
Disclosure of fair value measurement of assets [line items]
Assets	797,258,435	950,243,802
Fair Value Level 1
Disclosure of fair value measurement of assets [line items]
Total	1,302,934,521	513,298,213
Fair Value Level 1 | Liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Liabilities	99,752,488	491,036
Fair Value Level 1 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Fair Value Level 1 | Argentine Central Bank's Bills
Disclosure of fair value measurement of assets [line items]
Assets		0
Fair Value Level 1 | Government Securities
Disclosure of fair value measurement of assets [line items]
Assets	1,152,833,833	433,569,017
Fair Value Level 1 | Corporate Securities
Disclosure of fair value measurement of assets [line items]
Assets	50,881,503	2,846,883
Fair Value Level 1 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Assets	41,638	3,861
Fair Value Level 1 | Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Assets	21,451,443	5,840,448
Fair Value Level 1 | Other Financial Assets
Disclosure of fair value measurement of assets [line items]
Assets	99,337,659	66,283,445
Fair Value Level 1 | Financial Assets Pledged as Collateral
Disclosure of fair value measurement of assets [line items]
Assets	72,678,634	4,563,551
Fair Value Level 1 | Investments in Equity Instruments
Disclosure of fair value measurement of assets [line items]
Assets	5,462,299	682,044
Fair Value Level 2
Disclosure of fair value measurement of assets [line items]
Total	70,852,390	4,560,631,153
Fair Value Level 2 | Liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Fair Value Level 2 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Liabilities	24,670,981	10,634,605
Fair Value Level 2 | Argentine Central Bank's Bills
Disclosure of fair value measurement of assets [line items]
Assets		4,520,733,943
Fair Value Level 2 | Government Securities
Disclosure of fair value measurement of assets [line items]
Assets	1,879,474	11,220,731
Fair Value Level 2 | Corporate Securities
Disclosure of fair value measurement of assets [line items]
Assets	961,239	1,093,357
Fair Value Level 2 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Assets	71,096,852	20,885,894
Fair Value Level 2 | Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Assets	21,542,383	17,331,833
Fair Value Level 2 | Other Financial Assets
Disclosure of fair value measurement of assets [line items]
Assets	43,423	0
Fair Value Level 2 | Financial Assets Pledged as Collateral
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Fair Value Level 2 | Investments in Equity Instruments
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Fair Value Level 3
Disclosure of fair value measurement of assets [line items]
Assets	14,465,378	17,294,859	$ 108,078,447
Total	14,465,378	17,294,859
Fair Value Level 3 | Liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Fair Value Level 3 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Fair Value Level 3 | Argentine Central Bank's Bills
Disclosure of fair value measurement of assets [line items]
Assets		0
Fair Value Level 3 | Government Securities
Disclosure of fair value measurement of assets [line items]
Assets	0	0	21,127,492
Fair Value Level 3 | Corporate Securities
Disclosure of fair value measurement of assets [line items]
Assets	500,278	3,921,594	4,135,491
Fair Value Level 3 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Fair Value Level 3 | Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Fair Value Level 3 | Other Financial Assets
Disclosure of fair value measurement of assets [line items]
Assets	0	0	68,296,658
Fair Value Level 3 | Financial Assets Pledged as Collateral
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Fair Value Level 3 | Investments in Equity Instruments
Disclosure of fair value measurement of assets [line items]
Assets	$ 13,965,100	$ 13,373,265	$ 14,518,806